Customer deposits (Tables)	12 Months Ended
Dec. 31, 2021
Deposits from customers [abstract]
Schedule of customer deposits
The detail, by classification, geographical area and type, of Customer deposits is as follows:

EUR million
	2021	2020	2019
Classification
Financial liabilities held for trading	6,141	—	—
Financial liabilities designated at fair value through profit or loss	25,608	34,343	34,917
Financial liabilities at amortized cost	886,595	814,967	789,448
	918,344	849,310	824,365
Geographical area
Spain	319,565	294,516	271,103
European Union (excluding Spain)*	112,361	106,013	334,542
United States and Puerto Rico	73,814	59,057	60,011
Other OECD countries*	321,607	306,243	71,235
South America	90,997	83,481	87,474
	918,344	849,310	824,365
Type
Demand deposits-	717,728	642,897	588,533
Current accounts	482,649	418,752	373,146
Savings accounts	227,318	216,500	208,701
Other demand deposits	7,761	7,645	6,686
Time deposits-	164,259	171,939	196,921
Fixed-term deposits and other term deposits	162,172	170,127	194,163
Home-purchase savings accounts	38	43	44
Discount deposits	3	3	3
Hybrid financial liabilities	1,906	1,743	2,711
Subordinated liabilities	140	23	—
Repurchase agreements	36,357	34,474	38,911
	918,344	849,310	824,365
*    The amounts referring to 2021 and 2020 exercises for the United Kingdom geographical area have been considered in the line Other OECD countries, instead of in the line European Union (excluding Spain) due to the leaving of the United Kingdom from the European Union.